Fees Summary	Mar. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 370,177,873.68
Previously Paid Amount	0.00
Total Fee Amount	56,674.23
Total Offset Amount	0.00
Net Fee	$ 56,674.23